Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

The Company has entered into various services agreements with affiliates of a principal stockholder. Under the terms of the agreements, the affiliated companies shared common services, such as accounting and finance support, through December 2013, and shared facilities through June 2012.

The following table summarizes related party receivables, payables, payments made and expenses related to affiliated companies under these agreements (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Receivable	$17	$9	$12	$—
Payable	6	10	5	—
Payments	79	28	14	10
Expenses	60	32	15	—